World ex U.S. Core Equity Portfolio
World ex U.S. Core Equity Portfolio
Investment Objective
The investment objective of the World ex U.S. Core Equity Portfolio is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the World ex U.S. Core Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	World ex U.S. Core Equity Portfolio Institutional Class Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	World ex U.S. Core Equity Portfolio Institutional Class Shares [1]
Management Fee	0.32%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.39%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.40% to 0.32% effective as of February 28, 2017.

EXAMPLE
This Example is meant to help you compare the cost of investing in the World ex U.S. Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
World ex U.S. Core Equity Portfolio | Institutional Class Shares | USD ($)	40	125	219	493

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
World ex U.S. Core Equity Portfolio | Institutional Class Shares | USD ($)	40	125	219	493

PORTFOLIO TURNOVER
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the World ex U.S. Core Equity Portfolio’s performance. During the most recent fiscal year, the World ex U.S. Core Equity Portfolio’s portfolio turnover rate was 1% of the average value of its investment portfolio.
Principal Investment Strategies
The World ex U.S. Core Equity Portfolio seeks to achieve its investment objective through exposure to a broad and diverse group of securities of non-U.S. companies in countries with developed and emerging markets with a greater emphasis on small capitalization and value companies as compared to their representation in the Non-U.S. Universe. For purposes of the Portfolio, Dimensional Fund Advisors LP (the “Advisor”) defines the Non-U.S. Universe as a market capitalization weighted portfolio of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by the Advisor’s Investment Committee. The Portfolio’s increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest growth companies relative to their weight in the Non-U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low book value, that is not negative, in relation to its market capitalization. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The Advisor may adjust the representation in the World ex U.S. Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities.

The World ex U.S. Core Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The World ex U.S. Core Equity Portfolio may lend its portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the World ex U.S. Core Equity Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The World ex U.S. Core Equity Portfolio does not hedge foreign currency risk.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the World ex U.S. Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the World ex U.S. Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The World ex U.S. Core Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the World ex U.S. Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the World ex U.S. Core Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
World ex U.S. Core Equity Portfolio Institutional Class Shares—Total Returns

January 2014-December 2016
Highest Quarter	Lowest Quarter
8.06% (7/16–9/16)	-12.15% (7/15–9/15)

Annualized Returns (%) Periods ending December 31, 2016
Average Annual Total Returns - World ex U.S. Core Equity Portfolio	1 Year	Since Inception	Inception Date
Institutional Class Shares	6.37%	2.11%	Apr. 09, 2013
Institutional Class Shares | Return After Taxes on Distributions	5.65%	1.42%	Apr. 09, 2013
Institutional Class Shares | Return After Taxes on Distributions and Sale of Portfolio Shares	4.07%	1.53%	Apr. 09, 2013
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.50%	1.67%